Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jan. 31, 2026	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Fiscal Year(1)	Summary Compensation Table Total for Scott Cutler ($)	Compensation Actually Paid to Scott Cutler(2)(3) ($)	Summary Compensation Table Total for Jon Kessler ($)	Compensation Actually Paid to Jon Kessler(2)(3) ($)	Average Summary Compensation Table Total for Non-PEOs ($)	Average Compensation Actually Paid to Non-PEOs(2)(3) ($)	Value of Initial Fixed $100 Investment Based on:		Net Income ($ in Thousands)(5)	Adjusted EBITDA ($ in Thousands)(6)
							Total Stockholder Return(4) ($)	Peer Group Total Stockholder Return(4) ($)

2026	13,582,105	10,419,811	—	—	4,373,230	587,212	102.54	80.96	215,201	565,984
2025	8,277,080	9,305,917	12,610,368	36,768,404	4,996,890	8,152,797	132.16	101.94	96,703	471,751
2024	—	—	13,448,018	22,912,953	3,877,526	2,838,659	90.46	76.35	55,712	369,173
2023	—	—	13,400,167	14,441,532	5,607,831	4,042,284	72.83	72.55	(26,143)	272,348
2022	—	—	9,947,622	(5,492,707)	2,398,514	(623,189)	63.96	93.40	(44,289)	236,015

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	Non-PEOs included in the above compensation columns reflect the following:

Fiscal Year	PEO	Non-PEOs

2026	Scott Cutler	James Lucania; Elimelech Rosner; Michael Fiore; Delano Ladd
2025	Scott Cutler, Jon Kessler	James Lucania; Michael Fiore; Elimelech Rosner; Delano Ladd; Selim Aissi
2024	Jon Kessler	James Lucania; Stephen Neeleman, M.D.; Elimelech Rosner; Delano Ladd; Tyson Murdock; Larry Trittschuh
2023	Jon Kessler	Stephen Neeleman, M.D.; Tyson Murdock; Elimelech Rosner; Edward Bloomberg; Larry Trittschuh
2022	Jon Kessler	Stephen Neeleman, M.D.; Tyson Murdock; Darcy Mott; Edward Bloomberg; Larry Trittschuh

Peer Group Issuers, Footnote	The peer group TSR reflects the cumulative total return of the compensation peer group used in evaluating our executive compensation: ACI Worldwide, Inc., Alight, Inc., BlackBaud, Inc., CorVel Corporation, Dayforce, Inc., Envestnet, Inc., Evolent Health, Inc., Guidewire Software Inc.,Omnicell, Inc., Paycom Software, Inc., Paycor HCM, Inc., Paylocity Holding Corporation, Pegasystems, Inc., Progyny, Inc., Tyler Technologies, Inc., Verint Systems Inc., and WEX Inc. The rationale for changes to the peer group is described in the “Competitive Positioning” section of this proxy statement. Each year reflects what the cumulative value of $100 would be, including reinvestment of dividends, if such amount were invested on January 31, 2021.

Fiscal Year	HealthEquity ($)	Compensation Peer Group ($)	Prior Compensation Peer Group ($)

2026	102.54	80.96	72.10
2025	132.16	101.94	100.66
2024	90.46	76.35	82.32
2023	72.83	72.55	83.09
2022	63.96	93.40	97.29

PEO Total Compensation Amount	$ 13,582,105		$ 13,448,018	$ 13,400,167	$ 9,947,622
PEO Actually Paid Compensation Amount	$ 10,419,811		22,912,953	14,441,532	(5,492,707)
Adjustment To PEO Compensation, Footnote	The fair value or change in fair value, as applicable, of equity awards in the “Compensation Actually Paid” columns was determined by reference to (1) for time-based vesting restricted stock awards or RSU awards, closing price on the applicable year-end date, or, in the case of vesting dates, the closing price on the applicable vesting dates, (2) for performance-based RSU awards (excluding awards with market-based vesting conditions), the same valuation methodology as RSU awards above except year-end values are multiplied by the probability of achievement as of each such date, and (3) for awards with market-based vesting conditions, the fair value calculated by a Monte Carlo simulation model as of the applicable year-end date(s).
Fiscal year 2026 Compensation Actually Paid to our PEO and the average Compensation Actually Paid to non-PEOs reflects the following adjustments from the compensation reported in the “Total” column of the Summary Compensation Table:

	Scott Cutler ($)	Average Non-PEO ($)

Total Reported in Fiscal 2026 Summary Compensation Table	13,582,105	4,373,230
Less, value of awards reported in Summary Compensation Table	(12,038,563)	(3,436,529)
Plus, year-end value of awards granted in fiscal year that are unvested and outstanding at the end of the fiscal year	10,536,154	3,051,754
Plus, change in fair value of prior year awards that are unvested and outstanding at end of fiscal year	(1,274,452)	(2,240,572)
Plus, fair value of awards granted in fiscal year and that vested this fiscal year	—	—
Plus, change in fair value of prior year awards that vested this fiscal year	(385,433)	(1,160,671)
Less, fair value of prior year awards that failed to vest this fiscal year	—	—
Total Adjustments	(3,162,294)	(3,786,018)
Compensation Actually Paid	10,419,811	587,212
Fiscal year 2025 Compensation Actually Paid to our PEO and the average Compensation Actually Paid to non-PEOs reflects the following adjustments from the compensation reported in the “Total” column of the Summary Compensation Table:

	Scott Cutler ($)	Jon Kessler ($)	Average Non-PEO ($)

Total Reported in Fiscal 2025 Summary Compensation Table	8,277,080	12,610,368	4,996,890
Less, value of awards reported in Summary Compensation Table	(7,500,004)	(12,020,015)	(3,897,412)
Plus, year-end value of awards granted in fiscal year that are unvested and outstanding at the end of the fiscal year	8,528,841	17,545,309	4,684,464
Plus, change in fair value of prior year awards that are unvested and outstanding at end of fiscal year	—	18,202,985	2,267,910
Plus, fair value of awards granted in fiscal year and that vested this fiscal year	—	—	—
Plus, change in fair value of prior year awards that vested this fiscal year	—	429,757	100,945
Less, fair value of prior year awards that failed to vest this fiscal year	—	—	—
Total Adjustments	1,028,837	24,158,036	3,155,907
Compensation Actually Paid	9,305,917	36,768,404	8,152,797
Fiscal year 2024 Compensation Actually Paid to our PEO and the average Compensation Actually Paid to non-PEOs reflects the following adjustments from the compensation reported in the “Total” column of the Summary Compensation Table:

	Jon Kessler ($)	Average Non-PEO ($)

Total Reported in Fiscal 2024 Summary Compensation Table	13,448,018	3,877,526
Less, value of awards reported in Summary Compensation Table	(11,926,568)	(2,998,267)
Plus, year-end value of awards granted in fiscal year that are unvested and outstanding at the end of the fiscal year	16,786,344	2,599,161
Plus, change in fair value of prior year awards that are unvested and outstanding at end of fiscal year	4,864,518	644,799
Plus, fair value of awards granted in fiscal year and that vested this fiscal year	—	—
Plus, change in fair value of prior year awards that vested this fiscal year	(259,359)	(18,191)
Less, fair value of prior year awards that failed to vest this fiscal year	—	(1,266,369)
Total Adjustments	9,464,935	1,038,867
Compensation Actually Paid	22,912,953	2,838,659
Fiscal year 2023 Compensation Actually Paid to our PEO and the average Compensation Actually Paid to non-PEOs reflects the following adjustments from the compensation reported in the “Total” column of the Summary Compensation Table:

	Jon Kessler ($)	Average Non-PEO ($)

Total Reported in Fiscal 2023 Summary Compensation Table	13,400,167	5,607,831
Less, value of awards reported in Summary Compensation Table	(11,849,492)	(4,577,738)
Plus, year-end value of awards granted in fiscal year that are unvested and outstanding at the end of the fiscal year	10,550,461	3,376,855
Plus, change in fair value of prior year awards that are unvested and outstanding at end of fiscal year	1,724,240	190,057
Plus, fair value of awards granted in fiscal year and that vested this fiscal year	—	—
Plus, change in fair value of prior year awards that vested this fiscal year	616,156	171,524
Less, fair value of prior year awards that failed to vest this fiscal year	—	(726,245)
Total Adjustments	1,041,365	(1,565,547)
Compensation Actually Paid	14,441,532	4,042,284
Fiscal year 2022 Compensation Actually Paid to our PEO and the average Compensation Actually Paid to Non-PEOs reflects the following adjustments from the compensation reported in the “Total” column of the Summary Compensation Table:

	Jon Kessler ($)	Average Non-PEO ($)

Total Reported in Fiscal 2022 Summary Compensation Table	9,947,622	2,398,514
Less, value of awards reported in Summary Compensation Table	(8,711,947)	(1,815,747)
Plus, year-end value of awards granted in fiscal year that are unvested and outstanding at the end of the fiscal year	5,685,079	1,256,445
Plus, change in fair value of prior year awards that are unvested and outstanding at end of fiscal year	(9,966,440)	(1,906,814)
Plus, fair value of awards granted in fiscal year and that vested this fiscal year	—	—
Plus, change in fair value of prior year awards that vested this fiscal year	(1,236,382)	(289,279)
Less, fair value of prior year awards that failed to vest this fiscal year	(1,210,639)	(266,308)
Total Adjustments	(15,440,329)	(3,021,703)
Compensation Actually Paid	(5,492,707)	(623,189)

Non-PEO NEO Average Total Compensation Amount	$ 4,373,230	$ 4,996,890	3,877,526	5,607,831	2,398,514
Non-PEO NEO Average Compensation Actually Paid Amount	$ 587,212	8,152,797	2,838,659	4,042,284	(623,189)
Adjustment to Non-PEO NEO Compensation Footnote	The fair value or change in fair value, as applicable, of equity awards in the “Compensation Actually Paid” columns was determined by reference to (1) for time-based vesting restricted stock awards or RSU awards, closing price on the applicable year-end date, or, in the case of vesting dates, the closing price on the applicable vesting dates, (2) for performance-based RSU awards (excluding awards with market-based vesting conditions), the same valuation methodology as RSU awards above except year-end values are multiplied by the probability of achievement as of each such date, and (3) for awards with market-based vesting conditions, the fair value calculated by a Monte Carlo simulation model as of the applicable year-end date(s).
Fiscal year 2026 Compensation Actually Paid to our PEO and the average Compensation Actually Paid to non-PEOs reflects the following adjustments from the compensation reported in the “Total” column of the Summary Compensation Table:

	Scott Cutler ($)	Average Non-PEO ($)

Total Reported in Fiscal 2026 Summary Compensation Table	13,582,105	4,373,230
Less, value of awards reported in Summary Compensation Table	(12,038,563)	(3,436,529)
Plus, year-end value of awards granted in fiscal year that are unvested and outstanding at the end of the fiscal year	10,536,154	3,051,754
Plus, change in fair value of prior year awards that are unvested and outstanding at end of fiscal year	(1,274,452)	(2,240,572)
Plus, fair value of awards granted in fiscal year and that vested this fiscal year	—	—
Plus, change in fair value of prior year awards that vested this fiscal year	(385,433)	(1,160,671)
Less, fair value of prior year awards that failed to vest this fiscal year	—	—
Total Adjustments	(3,162,294)	(3,786,018)
Compensation Actually Paid	10,419,811	587,212
Fiscal year 2025 Compensation Actually Paid to our PEO and the average Compensation Actually Paid to non-PEOs reflects the following adjustments from the compensation reported in the “Total” column of the Summary Compensation Table:

	Scott Cutler ($)	Jon Kessler ($)	Average Non-PEO ($)

Total Reported in Fiscal 2025 Summary Compensation Table	8,277,080	12,610,368	4,996,890
Less, value of awards reported in Summary Compensation Table	(7,500,004)	(12,020,015)	(3,897,412)
Plus, year-end value of awards granted in fiscal year that are unvested and outstanding at the end of the fiscal year	8,528,841	17,545,309	4,684,464
Plus, change in fair value of prior year awards that are unvested and outstanding at end of fiscal year	—	18,202,985	2,267,910
Plus, fair value of awards granted in fiscal year and that vested this fiscal year	—	—	—
Plus, change in fair value of prior year awards that vested this fiscal year	—	429,757	100,945
Less, fair value of prior year awards that failed to vest this fiscal year	—	—	—
Total Adjustments	1,028,837	24,158,036	3,155,907
Compensation Actually Paid	9,305,917	36,768,404	8,152,797
Fiscal year 2024 Compensation Actually Paid to our PEO and the average Compensation Actually Paid to non-PEOs reflects the following adjustments from the compensation reported in the “Total” column of the Summary Compensation Table:

	Jon Kessler ($)	Average Non-PEO ($)

Total Reported in Fiscal 2024 Summary Compensation Table	13,448,018	3,877,526
Less, value of awards reported in Summary Compensation Table	(11,926,568)	(2,998,267)
Plus, year-end value of awards granted in fiscal year that are unvested and outstanding at the end of the fiscal year	16,786,344	2,599,161
Plus, change in fair value of prior year awards that are unvested and outstanding at end of fiscal year	4,864,518	644,799
Plus, fair value of awards granted in fiscal year and that vested this fiscal year	—	—
Plus, change in fair value of prior year awards that vested this fiscal year	(259,359)	(18,191)
Less, fair value of prior year awards that failed to vest this fiscal year	—	(1,266,369)
Total Adjustments	9,464,935	1,038,867
Compensation Actually Paid	22,912,953	2,838,659
Fiscal year 2023 Compensation Actually Paid to our PEO and the average Compensation Actually Paid to non-PEOs reflects the following adjustments from the compensation reported in the “Total” column of the Summary Compensation Table:

	Jon Kessler ($)	Average Non-PEO ($)

Total Reported in Fiscal 2023 Summary Compensation Table	13,400,167	5,607,831
Less, value of awards reported in Summary Compensation Table	(11,849,492)	(4,577,738)
Plus, year-end value of awards granted in fiscal year that are unvested and outstanding at the end of the fiscal year	10,550,461	3,376,855
Plus, change in fair value of prior year awards that are unvested and outstanding at end of fiscal year	1,724,240	190,057
Plus, fair value of awards granted in fiscal year and that vested this fiscal year	—	—
Plus, change in fair value of prior year awards that vested this fiscal year	616,156	171,524
Less, fair value of prior year awards that failed to vest this fiscal year	—	(726,245)
Total Adjustments	1,041,365	(1,565,547)
Compensation Actually Paid	14,441,532	4,042,284
Fiscal year 2022 Compensation Actually Paid to our PEO and the average Compensation Actually Paid to Non-PEOs reflects the following adjustments from the compensation reported in the “Total” column of the Summary Compensation Table:

	Jon Kessler ($)	Average Non-PEO ($)

Total Reported in Fiscal 2022 Summary Compensation Table	9,947,622	2,398,514
Less, value of awards reported in Summary Compensation Table	(8,711,947)	(1,815,747)
Plus, year-end value of awards granted in fiscal year that are unvested and outstanding at the end of the fiscal year	5,685,079	1,256,445
Plus, change in fair value of prior year awards that are unvested and outstanding at end of fiscal year	(9,966,440)	(1,906,814)
Plus, fair value of awards granted in fiscal year and that vested this fiscal year	—	—
Plus, change in fair value of prior year awards that vested this fiscal year	(1,236,382)	(289,279)
Less, fair value of prior year awards that failed to vest this fiscal year	(1,210,639)	(266,308)
Total Adjustments	(15,440,329)	(3,021,703)
Compensation Actually Paid	(5,492,707)	(623,189)

Compensation Actually Paid vs. Total Shareholder Return	Compensation Actually Paid versus Total Stockholders’ Return
Compensation Actually Paid vs. Net Income	Compensation Actually Paid versus Net Income (Loss) and Adjusted EBITDA
Compensation Actually Paid vs. Company Selected Measure	Compensation Actually Paid versus Net Income (Loss) and Adjusted EBITDA
Total Shareholder Return Vs Peer Group	Compensation Actually Paid versus Total Stockholders’ Return
Tabular List, Table

Most Important Performance Measures for Fiscal 2026	•Revenue
•Adjusted EBITDA
•New HSA sales

Total Shareholder Return Amount	$ 102.54	132.16	90.46	72.83	63.96
Peer Group Total Shareholder Return Amount	80.96	101.94	76.35	72.55	93.40
Net Income (Loss)	$ 215,201,000	$ 96,703,000	$ 55,712,000	$ (26,143,000)	$ (44,289,000)
Company Selected Measure Amount	565,984,000	471,751,000	369,173,000	272,348,000	236,015,000
PEO Name	Scott Cutler		Jon Kessler	Jon Kessler	Jon Kessler
Additional 402(v) Disclosure	Because of adjustments required by SEC rules, as explained in detail in Note (3) below, “Compensation Actually Paid” may be a negative amount. As noted previously, “Compensation Actually Paid” does not represent amounts actually earned or realized by our PEO and Non-PEOs in the applicable fiscal years.The Net Income amount was calculated in accordance with the Company’s GAAP audited financials for all years reported.
Peer Group Total Shareholder Return Amount, One	$ 80.96	$ 101.94	$ 76.35	$ 72.55	$ 93.40
Peer Group Total Shareholder Return Amount, Two	$ 72.10	100.66	82.32	83.09	97.29
Measure:: 1
Pay vs Performance Disclosure
Name	•Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	•Adjusted EBITDA
Non-GAAP Measure Description	We define Adjusted EBITDA, which is a non-GAAP financial metric, as earnings before interest, taxes, depreciation and amortization, amortization of acquired intangible assets, stock-based compensation expense, merger integration expenses, acquisition costs, gains and losses on equity securities, amortization of incremental costs to obtain a contract, costs associated with unused office space, and certain other non-operating items. A reconciliation of this non-GAAP measure to the most comparable GAAP measure is provided in Exhibit A to this proxy statement.
Measure:: 3
Pay vs Performance Disclosure
Name	•New HSA sales
Scott Cutler [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 13,582,105	8,277,080
PEO Actually Paid Compensation Amount	10,419,811	$ 9,305,917
PEO Name		Scott Cutler
Jon Kessler [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 12,610,368	13,448,018	13,400,167	9,947,622
PEO Actually Paid Compensation Amount		$ 36,768,404	22,912,953	14,441,532	(5,492,707)
PEO Name		Jon Kessler
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,162,294)		9,464,935	1,041,365	(15,440,329)
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(12,038,563)		(11,926,568)	(11,849,492)	(8,711,947)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,536,154		16,786,344	10,550,461	5,685,079
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,274,452)		4,864,518	1,724,240	(9,966,440)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0		0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(385,433)		(259,359)	616,156	(1,236,382)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0		0	0	(1,210,639)
PEO | Scott Cutler [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 1,028,837
PEO | Scott Cutler [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(7,500,004)
PEO | Scott Cutler [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		8,528,841
PEO | Scott Cutler [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Scott Cutler [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Scott Cutler [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Scott Cutler [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Jon Kessler [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		24,158,036
PEO | Jon Kessler [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(12,020,015)
PEO | Jon Kessler [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		17,545,309
PEO | Jon Kessler [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		18,202,985
PEO | Jon Kessler [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Jon Kessler [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		429,757
PEO | Jon Kessler [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,786,018)	3,155,907	1,038,867	(1,565,547)	(3,021,703)
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,436,529)	(3,897,412)	(2,998,267)	(4,577,738)	(1,815,747)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,051,754	4,684,464	2,599,161	3,376,855	1,256,445
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,240,572)	2,267,910	644,799	190,057	(1,906,814)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,160,671)	100,945	(18,191)	171,524	(289,279)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ (1,266,369)	$ (726,245)	$ (266,308)